financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
financial instruments
Schedule of maximum exposure (excluding income tax effects) to credit risk

	June 30,	December 31,
As at (millions)	2021	2020
Cash and temporary investments, net	$2,183	$848
Accounts receivable	2,760	2,716
Contract assets	659	707
Derivative assets	72	42
	$5,674	$4,313

Analysis of the age of customer accounts receivable

As at (millions)		June 30, 2021			December 31, 2020

	Note	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]

Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$830	$(14)	$816	$815	$(19)	$796
30-60 days past billing date		227	(13)	214	339	(17)	322
61-90 days past billing date		64	(16)	48	90	(19)	71
More than 90 days past billing date		105	(36)	69	98	(43)	55
Unbilled customer finance receivables		1,126	(50)	1,076	1,026	(42)	984
		$2,352	$(129)	$2,223	$2,368	$(140)	$2,228
Current		$1,899	$(104)	$1,795	$1,986	$(119)	$1,867
Non-current	20	453	(25)	428	382	(21)	361
		$2,352	$(129)	$2,223	$2,368	$(140)	$2,228

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

Summary of activity related to the allowance for doubtful accounts

	Three months		Six months
Periods ended June 30 (millions)	2021	2020	2021	2020
Balance, beginning of period	$134	$56	$140	$55
Additions (doubtful accounts expense)	11	46	25	58
Accounts written off [1] less than recoveries	(18)	(6)	(39)	(18)
Other	2	8	3	9
Balance, end of period	$129	$104	$129	$104

1	For the three-month and six-month periods ended June 30, 2021, accounts written off, but that were still subject to enforcement activity, totalled $31 (2020 – $25) and $54 (2020 – $59), respectively.

Summary of contract assets and related impairment allowance activity

As at (millions)	June 30, 2021			December 31, 2020
	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net

Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$562	$(25)	$537	$611	$(29)	$582
The 12-month period ending two years hence	240	(11)	229	265	(12)	253
Thereafter	19	(1)	18	16	(1)	15
	$821	$(37)	$784	$892	$(42)	$850

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term		Currency swap agreement			Currency swap agreement
	Non-interest		debt,		amounts to be exchanged [2]			amounts to be exchanged
	bearing		excluding
	financial	Short-term	leases [1]	Leases
As at June 30, 2021 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2021 (remainder of year)	$2,666	$100	$560	$267	$(270)	$275	$—	$(284)	$295	$3,609
2022	186	—	2,233	384	(145)	149	4	(230)	231	2,812
2023	15	—	1,166	241	(145)	149	—	—	—	1,426
2024	13	—	1,723	200	(146)	149	—	—	—	1,939
2025	2	—	2,231	155	(511)	549	—	—	—	2,426
2026-2030	4	—	8,135	427	(1,787)	1,898	—	—	—	8,677
Thereafter	—	—	11,512	402	(2,812)	2,949	—	—	—	12,051
Total	$2,886	$100	$27,560	$2,076	$(5,816)	$6,118	$4	$(514)	$526	$32,940

			Total (Note 26(h))			$29,938

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2021.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2021. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term		Currency swap agreement			Currency swap agreement
	Non-interest		debt,		amounts to be exchanged [2]			amounts to be exchanged
	bearing		excluding
As at December 31,	financial	Short-term	leases [1]	Leases
2020 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2021	$2,669	$101	$1,658	$538	$(882)	$892	$—	$(454)	$475	$4,997
2022	74	—	2,204	371	(149)	151	—	—	—	2,651
2023	8	—	1,149	230	(149)	151	6	—	—	1,395
2024	8	—	1,706	191	(150)	151	—	—	—	1,906
2025	9	—	2,868	145	(525)	575	—	—	—	3,072
2026-2030	12	—	7,953	417	(1,836)	1,898	—	—	—	8,444
Thereafter	—	—	9,877	379	(2,889)	2,949	—	—	—	10,316
Total	$2,780	$101	$27,415	$2,271	$(6,580)	$6,767	$6	$(454)	$475	$32,781

			Total			$29,873

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2020.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2020. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term		Currency swap agreement			Currency swap agreement
	Non-interest		debt,		amounts to be exchanged [2]			amounts to be exchanged
	bearing		excluding
	financial	Short-term	leases [1]	Leases
As at June 30, 2021 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2021 (remainder of year)	$2,666	$100	$560	$267	$(270)	$275	$—	$(284)	$295	$3,609
2022	186	—	2,233	384	(145)	149	4	(230)	231	2,812
2023	15	—	1,166	241	(145)	149	—	—	—	1,426
2024	13	—	1,723	200	(146)	149	—	—	—	1,939
2025	2	—	2,231	155	(511)	549	—	—	—	2,426
2026-2030	4	—	8,135	427	(1,787)	1,898	—	—	—	8,677
Thereafter	—	—	11,512	402	(2,812)	2,949	—	—	—	12,051
Total	$2,886	$100	$27,560	$2,076	$(5,816)	$6,118	$4	$(514)	$526	$32,940

			Total (Note 26(h))			$29,938

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2021.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2021. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term		Currency swap agreement			Currency swap agreement
	Non-interest		debt,		amounts to be exchanged [2]			amounts to be exchanged
	bearing		excluding
As at December 31,	financial	Short-term	leases [1]	Leases
2020 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2021	$2,669	$101	$1,658	$538	$(882)	$892	$—	$(454)	$475	$4,997
2022	74	—	2,204	371	(149)	151	—	—	—	2,651
2023	8	—	1,149	230	(149)	151	6	—	—	1,395
2024	8	—	1,706	191	(150)	151	—	—	—	1,906
2025	9	—	2,868	145	(525)	575	—	—	—	3,072
2026-2030	12	—	7,953	417	(1,836)	1,898	—	—	—	8,444
Thereafter	—	—	9,877	379	(2,889)	2,949	—	—	—	10,316
Total	$2,780	$101	$27,415	$2,271	$(6,580)	$6,767	$6	$(454)	$475	$32,781

			Total			$29,873

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2020.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2020. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

Six-month periods ended June 30	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2021	2020	2021	2020	2021	2020
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$1	$4	$(25)	$(66)	$(24)	$(62)
Canadian dollar depreciates	$(1)	$(4)	$25	$66	$24	$62
10% change in US$: € exchange rate
U.S. dollar appreciates	$—	$—	$(50)	$(55)	$(50)	$(55)
U.S. dollar depreciates	$—	$—	$50	$55	$50	$55
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$—	$—	$90	$118	$90	$118
U.S. interest rate	$—	$—	$(93)	$(129)	$(93)	$(129)
Combined	$—	$—	$(3)	$(11)	$(3)	$(11)
Interest rates decrease
Canadian interest rate	$—	$—	$(94)	$(124)	$(94)	$(124)
U.S. interest rate	$—	$—	$98	$137	$98	$137
Combined	$—	$—	$4	$13	$4	$13

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at (millions)	June 30, 2021					December 31, 2020
		Maximum		Fair value [1]		Maximum		Fair value [1]
		maturity	Notional	and carrying	Price or	maturity	Notional	and carrying	Price or
	Designation	date	amount	value	rate	date	amount	value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2021	$17	$—	US$1.00: C$1.24	2021	$87	$2	US$1.00: C$1.27
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2022	$92	1	US$1.00: C$1.22	—	$—	—	—
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	—	$—	—	—	2021	$95	—	US$1.00: C$1.27
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2025	$32	1	€1.00: US$1.09	2025	$34	—	€1.00: US$1.09
				$2				$2
Other Long-Term Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2048	$2,154	$70	US$1.00: C$1.27	2048	$2,176	$40	US$1.00: C$1.27
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2022	$101	$1	US$1.00: C$1.24	—	$—	$—	—
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2022	$315	13	US$1.00: C$1.29	2021	$388	21	US$1.00: C$1.34
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2021	$202	5	US$1.00: C$1.27	2021	$647	11	US$1.00: C$1.29
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2022	$121	4	2.64%	2022	$8	—	2.64%
				$23				$32
Other Long-Term Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2049	$3,223	$84	US$1.00: C$1.33	2049	$3,260	$82	US$1.00: C$1.33
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2025	$509	44	€1.00: US$1.09	2025	$557	67	€1.00: US$1.09
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	—	$—	—	—	2022	$120	6	2.64%
				$128				$155

1	Fair value measured at reporting date using significant other observable inputs (Level 2).
2	Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	Designated as a hedge of a net investment in a foreign operation and hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
6	We designate only the spot element as the hedging item. As at June 30, 2021, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $43 (December 31, 2020 – $101).
7	We designate only the spot element as the hedging item. As at June 30, 2021, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $1 (December 31, 2020 - $1).

Schedule of long-term debt amortized cost and fair value

As at (millions)	June 30, 2021		December 31, 2020
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$18,238	$19,701	$18,451	$20,313

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	Note	2021	2020	Location	2021	2020
THREE-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(4)	$(13)	Goods and services purchased	$(10)	$5
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(26)	(216)	Financing costs	(63)	(129)
Arising from net investment in a foreign operation [2]		(4)	(21)	Financing costs	—	(3)
		(34)	(250)		(73)	(127)
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs and other	14(b)	(1)	—	Employee benefits expense	(2)	1
		$(35)	$(250)		$(75)	$(126)
SIX-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(8)	$18	Goods and services purchased	$(18)	$7
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(3)	424	Financing costs	(111)	223
Arising from net investment in a foreign operation [2]		22	(22)	Financing costs	—	—
		11	420		(129)	230
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs and other	14(b)	—	(10)	Employee benefits expense	(2)	(1)
		$11	$410		$(131)	$229

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2021, were $14 (2020 - $(4)) and $(58) (2020 - $54), respectively.
2	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2021, were $NIL (2020 – $2) and $NIL (2020 - $2), respectively.

Schedule of gains and losses arising from derivative instruments classified as held for trading

				Gain (loss) recognized in
				income on derivatives
Three-month periods ended June 30 (millions)	Location	2021	2020	2021	2020
Derivatives used to manage currency risk	Financing costs	$(1)	$3	$—	$4